Pledged Assets and Collateral (Tables)	6 Months Ended
Sep. 30, 2024
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At September 30, 2024, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2024
(in millions)
Trading account securities	¥10,245,563
Investment securities	13,369,390
Loans	18,334,549
Other	27,678
Total	¥41,977,180

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2024
(in millions)
Deposits	¥15,226
Payables under repurchase agreements and securities lending transactions	20,207,187
Other short-term borrowings and long-term debt	21,700,084
Other	54,683
Total	¥41,977,180